21. Fair Value (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	$ 24,962	$ 18,330
Securities held-to-maturity	0	0
Securities available-for-sale	4,001	6,050
Restricted equity securities	0	0
Loans and loans held-for-sale
Commercial & Industrial	0	0
Commercial real estate	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr. lien	0	0
Consumer	0	0
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits, Other deposits	0	0
Deposits, Brokered deposits	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Securities held-to-maturity	42,234	38,370
Securities available-for-sale	28,946	29,139
Restricted equity securities	3,332	3,633
Loans and loans held-for-sale
Commercial & Industrial	391	346
Commercial real estate	1,897	1,239
Residential real estate - 1st lien	678	1,689
Residential real estate - Jr. lien	329	483
Consumer	0	0
Mortgage servicing rights	1,528	1,608
Accrued interest receivable	1,698	1,778
Financial liabilities:
Deposits, Other deposits	473,100	464,220
Deposits, Brokered deposits	20,054	18,401
Repurchase agreements	28,543	29,645
Capital lease obligations	640	711
Subordinated debentures	12,867	12,880
Accrued interest payable	64	75
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Securities held-to-maturity	0	0
Securities available-for-sale	0	0
Restricted equity securities	0	0
Loans and loans held-for-sale
Commercial & Industrial	64,800	56,035
Commercial real estate	167,961	157,843
Residential real estate - 1st lien	166,171	174,776
Residential real estate - Jr. lien	45,113	45,785
Consumer	8,315	9,130
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits, Other deposits	0	0
Deposits, Brokered deposits	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	24,962	18,330
Securities held-to-maturity	41,811	37,937
Securities available-for-sale	32,947	35,189
Restricted equity securities	3,332	3,633
Loans and loans held-for-sale
Commercial & Industrial	63,709	55,069
Commercial real estate	164,212	154,696
Residential real estate - 1st lien	162,635	171,498
Residential real estate - Jr. lien	44,457	45,292
Consumer	7,912	8,708
Mortgage servicing rights	1,312	1,329
Accrued interest receivable	1,698	1,778
Financial liabilities:
Deposits, Other deposits	472,966	463,160
Deposits, Brokered deposits	20,053	18,393
Repurchase agreements	28,543	29,645
Capital lease obligations	640	711
Subordinated debentures	12,887	12,887
Accrued interest payable	64	75
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	24,962	18,330
Securities held-to-maturity	42,234	38,370
Securities available-for-sale	32,947	35,189
Restricted equity securities	3,332	3,633
Loans and loans held-for-sale
Commercial & Industrial	65,191	56,381
Commercial real estate	169,858	159,082
Residential real estate - 1st lien	166,849	176,465
Residential real estate - Jr. lien	45,442	46,268
Consumer	8,315	9,130
Mortgage servicing rights	1,528	1,608
Accrued interest receivable	1,698	1,778
Financial liabilities:
Deposits, Other deposits	473,100	464,220
Deposits, Brokered deposits	20,054	18,401
Repurchase agreements	28,543	29,645
Capital lease obligations	640	711
Subordinated debentures	12,867	12,880
Accrued interest payable	$ 64	$ 75